Concentration of Credit Risk	11 Months Ended
Mar. 31, 2012
Concentration of Credit Risk
O.	Concentration of Credit Risk:

The Company maintains cash deposits at various financial institutions. Deposits at each bank are insured by the Federal Deposit Insurance Corporation up to $250,000. At various times throughout the year, the Company’s balances may have exceeded the insured limit.